Financial Instruments - Agreements Converting Fixed Interest Rate To Floating (Details) - Fair Value Hedges - The Royal Bank of Scotland - Interest rate swap contracts - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value Interest Rate Swap Hedges
Fair Value	$ 24	$ 138
Effective Date 12/15/2004 | LIBOR
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 60,528	$ 60,528
Fixed Rate (Danaos receives) (as a percent)	5.0125%	5.0125%
Margin spread on variable rate (Danaos pays) (as a percent)	0.835%	0.835%
Fair Value	$ 6	$ 55
Effective Date 11/17/2004 | LIBOR
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 62,342	$ 62,342
Fixed Rate (Danaos receives) (as a percent)	5.0125%	5.0125%
Margin spread on variable rate (Danaos pays) (as a percent)	0.855%	0.855%
Fair Value	$ 18	$ 83